Note 10 - Equity: Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*		Intrinsic Value**

Outstanding at December 31, 2013	5,803,666
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-		-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.07		Nil
Outstanding at December 31, 2014	5,784,848	$0.65	4.19	$	Nil
Nil activity	-	-	-		-
Outstanding at March 31, 2015	5,784,848	$0.65	3.94	$	Nil